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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:


/s/ David Weitgenant                    San Francisco, CA            01/31/2011
-------------------------------         -----------------            -----------
        [Signature]                       [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                          37
Form 13F Information Table Value Total (x$1000):            147,364
                                                        -----------
                                                        (thousands)

List of Other Included Managers: None

                                (See attachment)

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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     6356   119564 SH       Sole                                     119564
AEST, INC                      COM              8V84753         25    12500 SH       Sole                                      12500
AKAMAI TECHNOLOGIES INC        COM              00971T101     4095    87029 SH       Sole                                      87029
ARUBA NETWORKS INC             COM              043176106     4669   223631 SH       Sole                                     223631
AUTOZONE INC                   COM              053332102     5448    19986 SH       Sole                                      19986
CHIPOTLE MEXICAN GRILL INC CL  COM              169656105     5629    26468 SH       Sole                                      26468
CITIGROUP INC                  COM              172967101       83    17572 SH       Sole                                      17572
COMPLETE PRODUCTION SERVICES I COM              20453E109     6375   215728 SH       Sole                                     215728
CROSS TIMBERS ROYALTY TRUST TR COM              22757R109      694    17400 SH       Sole                                      17400
CUMMINS INC                    COM              231021106     5812    52829 SH       Sole                                      52829
DISH NETWORK CORP CL A         COM              25470M109     1052    53500 SH       Sole                                      53500
DORCHESTER MINERALS L P        COM              25820R105    10447   380290 SH       Sole                                     380290
ECHOSTAR CORPORATION           COM              278768106      265    10610 SH       Sole                                      10610
F5 NETWORKS INC                COM              315616102     5927    45535 SH       Sole                                      45535
FORTINET INC                   COM              34959E109     4538   140269 SH       Sole                                     140269
FOSSIL INC                     COM              349882100     6099    86542 SH       Sole                                      86542
HUGOTON ROYALTY TRUST TEXAS UN COM              444717102     1369    66712 SH       Sole                                      66712
LAS VEGAS SANDS CORPORATION    COM              517834107     4499    97910 SH       Sole                                      97910
MIPS TECHNOLOGIES INC COM      COM              604567107     6155   405752 SH       Sole                                     405752
NETAPP INC                     COM              64110D104     4906    89262 SH       Sole                                      89262
NETFLIX COM INC                COM              64110L106     5178    29468 SH       Sole                                      29468
NORCAL COMMUNITY BANCORP       COM              655484103       23    10125 SH       Sole                                      10125
PNC FINANCIAL SVCS GROUP INC   COM              693475105      364     6000 SH       Sole                                       6000
PRESIDENT CASINOS INC NEW      COM              740822309       13    75000 SH       Sole                                      75000
PRICELINE COM INC COM NEW      COM              741503403     5278    13209 SH       Sole                                      13209
RIVERBED TECHNOLOGY INC        COM              768573107     7305   207701 SH       Sole                                     207701

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
SALESFORCE.COM INC             COM              79466L302     4829    36586 SH       Sole                                      36586
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105     2188    92959 SH       Sole                                      92959
SILVER WHEATON CORPORATION     COM              828336107     5296   135647 SH       Sole                                     135647
TRW AUTOMOTIVE HOLDINGS INC    COM              87264S106     6478   122914 SH       Sole                                     122914
UNITED RENTALS INC             COM              911363109     5989   263240 SH       Sole                                     263240
VALEANT PHARMACEUTICALS INTERN COM              91911K102     3231   114194 SH       Sole                                     114194
VERIFONE HOLDINGS              COM              92342Y109     6212   161112 SH       Sole                                     161112
VMWARE INC CL A                COM              928563402     4471    50290 SH       Sole                                      50290
PIMCO CALIF MUN INCOME FUND    MF               72200N106      247    19895 SH       Sole                                      19895
PIMCO FDS PAC INVT MGMT CL D   MF               72200Q679      163    13574 SH       Sole                                      13574
CANADIAN OIL SANDS TR NEW UNIT UIT              13642L100     5656   212879 SH       Sole                                     212879